Offsets	Oct. 03, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC 14A
File Number	001-11893
Initial Filing Date	Oct. 03, 2025
Fee Offset Claimed	$ 70,513.86
Explanation for Claimed Amount	GUESS?, Inc. previously paid $70,513.86 upon the filing of its Schedule 14A on October 3, 2025 in connection with the transaction reported hereby.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	GUESS?, Inc
Form or Filing Type	SC 14A
File Number	001-11893
Filing Date	Oct. 03, 2025
Fee Paid with Fee Offset Source	$ 70,513.86
Offset Note	GUESS?, Inc. previously paid $70,513.86 upon the filing of its Schedule 14A on October 3, 2025 in connection with the transaction reported hereby.